Schedule of inventory (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventory
Finished goods	R$ 9,271,708	R$ 3,693,870
Semi-finished goods	568,914	409,674
Raw materials, production inputs and packaging	3,356,660	2,163,527
Maintenance materials	766,994	766,316
Advances to suppliers	62,573	69,965
Imports in transit	2,308,252	1,298,334
Total	16,335,101	8,401,686
Current assets	16,335,101	8,383,650
Non-current assets		18,036
Total	R$ 16,335,101	R$ 8,401,686